UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: 2014

DATE OF REPORTING PERIOD: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (54.0%)
	Consumer Discretionary (10.2%)
1,401,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	$1,358,970
287,000	Brunswick Corp.µ* 4.625%, 05/15/21	272,471
238,000	Claire’s Stores, Inc.^* 7.750%, 06/01/20	207,060
885,000	Cogeco Cable, Inc.µ* 4.875%, 05/01/20	867,300
5,008,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	5,483,760
4,411,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,772,151
	DISH DBS Corp.µ
5,540,000	5.125%, 05/01/20	5,550,387
4,475,000	7.875%, 09/01/19^	5,112,687
3,278,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	3,384,535
2,323,000	Golden Nugget Escrow, Inc.µ* 8.500%, 12/01/21	2,375,268
1,086,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	1,208,854
1,942,000	Hasbro, Inc.^µ 6.600%, 07/15/28	2,135,452
	Icahn Enterprises, LP*
3,164,000	5.875%, 02/01/22	3,144,225
1,934,000	6.000%, 08/01/20	1,987,185
447,000	4.875%, 03/15/19	446,441
4,098,000	Jaguar Land Rover Automotive, PLC^* 8.125%, 05/15/21	4,666,597
	L Brands, Inc.µ
2,459,000	7.600%, 07/15/37	2,489,738
557,000	6.950%, 03/01/33	551,430
549,000	Lear Corp.µ* 4.750%, 01/15/23	524,295
1,155,000	Liberty Interactive, LLC^µ 8.250%, 02/01/30	1,229,353
	Meritage Homes Corp.µ
2,787,000	7.150%, 04/15/20	3,044,797
1,564,000	7.000%, 04/01/22	1,677,390
1,533,000	NCL Corp. Ltd- Class C 5.000%, 02/15/18	1,592,404
	Neiman Marcus Group LTD, LLC*
504,000	8.750%, 10/15/21	530,460
402,000	8.000%, 10/15/21µ	421,849
2,315,000	Netflix, Inc.^µ 5.375%, 02/01/21	2,352,619
4,672,000	Outerwall, Inc.µ 6.000%, 03/15/19	4,818,000
877,000	Quiksilver, Inc. / QS Wholesale, Inc.µ* 7.875%, 08/01/18	955,382
3,168,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	3,387,780
	Ryland Group, Inc.µ
4,508,000	6.625%, 05/01/20^	4,843,282
1,221,000	5.375%, 10/01/22	1,177,502

PRINCIPAL AMOUNT		VALUE

	Sally Holdings, LLC / Sally Capital, Inc.µ
1,533,000	5.750%, 06/01/22	$1,560,786
787,000	5.500%, 11/01/23	778,146
	Service Corp. Internationalµ
2,869,000	7.500%, 04/01/27^	3,051,899
1,992,000	5.375%, 01/15/22*	2,023,125
2,393,000	Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	2,373,557
2,457,000	Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	2,400,182
	Toll Brothers Finance Corp.
2,705,000	5.625%, 01/15/24^	2,726,978
943,000	4.000%, 12/31/18µ	958,913
3,114,000	Viking Cruises, Ltd.µ* 8.500%, 10/15/22	3,546,067

		91,989,277

	Consumer Staples (2.6%)
795,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	823,819
2,991,000	Fidelity & Guaranty Life Holdings, Inc.µ* 6.375%, 04/01/21	3,125,595
4,072,000	JBS USA, LLCµ* 7.250%, 06/01/21	4,265,420
4,426,000	Land O’Lakes, Inc.^µ* 6.000%, 11/15/22	4,586,442
	Post Holdings, Inc.µ
6,192,000	7.375%, 02/15/22	6,594,480
352,000	7.375%, 02/15/22*	375,100
2,582,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	2,732,079
1,313,000	Wells Enterprises, Inc.µ* 6.750%, 02/01/20	1,350,749

		23,853,684

	Energy (11.6%)
2,738,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,933,082
2,049,000	Berry Petroleum Company 6.375%, 09/15/22	2,087,419
2,049,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	2,146,328
1,410,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.^ 7.875%, 04/15/22	1,506,056
2,759,000	Bristow Group, Inc.^µ 6.250%, 10/15/22	2,926,264
1,844,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	1,918,913
	Calumet Specialty Products Partners, LP
1,885,000	7.625%, 01/15/22	1,994,566
1,393,000	9.375%, 05/01/19µ	1,546,230
1,229,000	9.625%, 08/01/20µ	1,397,219
	Carrizo Oil & Gas, Inc.µ
3,623,000	7.500%, 09/15/20	3,967,185
2,676,000	8.625%, 10/15/18	2,896,770
1,361,000	Chesapeake Oilfield Finance, Inc.µ 6.625%, 11/15/19	1,436,706
4,918,000	Cimarex Energy Company^µ 5.875%, 05/01/22	5,271,481

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,737,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	$6,145,761
2,377,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,379,971
1,721,000	EPL Oil & Gas, Inc.µ 8.250%, 02/15/18	1,856,529
479,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	504,746
4,508,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	4,558,715
5,229,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	5,647,320
2,459,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	2,578,876
4,508,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	4,967,252
	Linn Energy, LLCµ
4,098,000	8.625%, 04/15/20	4,456,575
1,639,000	7.000%, 11/01/19*	1,666,658
1,229,000	7.750%, 02/01/21	1,303,508
820,000	6.500%, 05/15/19	843,575
1,065,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLC^ 10.750%, 10/01/20	1,159,519
	Oasis Petroleum, Inc.µ
3,434,000	6.500%, 11/01/21	3,672,234
1,024,000	6.875%, 01/15/23	1,102,080
1,860,000	Pacific Drilling, SAµ* 5.375%, 06/01/20	1,863,488
2,253,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	2,419,159
1,168,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	1,235,890
4,098,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,510,361
2,049,000	SESI, LLCµ 7.125%, 12/15/21	2,271,829
1,475,000	SM Energy Companyµ 6.500%, 11/15/21	1,573,641
2,787,000	Swift Energy Companyµ 8.875%, 01/15/20	2,962,929
2,951,000	Trinidad Drilling, Ltd.^* 7.875%, 01/15/19	3,166,792
7,622,000	W&T Offshore, Inc.^ 8.500%, 06/15/19	8,155,540
2,278,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,323,560

		105,354,727

	Financials (2.5%)
1,968,000	AON Corp.µ 8.205%, 01/01/27	2,406,057
1,065,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	1,104,937
1,623,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,637,201
3,483,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	3,659,327
2,377,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	2,467,623
1,877,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	1,772,592

PRINCIPAL AMOUNT		VALUE

4,508,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	$4,755,940
	Nuveen Investments, Inc.^*
2,418,000	9.500%, 10/15/20	2,495,074
2,418,000	9.125%, 10/15/17	2,478,450

		22,777,201

	Health Care (5.9%)
2,643,000	Alere, Inc.µ 6.500%, 06/15/20	2,733,853
	Community Health Systems, Inc.
7,130,000	7.125%, 07/15/20µ	7,624,644
984,000	6.875%, 02/01/22^*	1,011,675
	Endo Health Solutions, Inc.
6,147,000	7.000%, 12/15/20	6,573,448
820,000	7.000%, 07/15/19	876,888
	HCA Holdings, Inc.µ
6,557,000	5.875%, 05/01/23	6,684,042
1,590,000	6.250%, 02/15/21	1,694,344
2,459,000	HCA, Inc.^ 7.750%, 05/15/21	2,695,679
4,717,000	Hologic, Inc.µ 6.250%, 08/01/20	4,938,109
1,262,000	Salix Pharmaceuticals, Ltd.µ* 6.000%, 01/15/21	1,319,579
4,508,000	Teleflex, Inc.^µ 6.875%, 06/01/19	4,753,122
5,040,000	Tenet Healthcare Corp.^ 6.750%, 02/01/20	5,269,950
	Valeant Pharmaceuticals International, Inc.µ*
5,081,000	7.000%, 10/01/20	5,493,831
787,000	7.500%, 07/15/21	878,489
779,000	VPII Escrow Corp.* 6.750%, 08/15/18	855,926

		53,403,579

	Industrials (7.8%)
3,852,000	ACCO Brands Corp.µ 6.750%, 04/30/20	3,832,740
6,557,000	Belden, Inc.^µ* 5.500%, 09/01/22	6,438,154
5,081,000	Deluxe Corp.µ 6.000%, 11/15/20	5,262,011
2,360,000	Digitalglobe, Inc.µ 5.250%, 02/01/21	2,326,075
4,479,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	4,730,944
2,237,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,589,327
1,807,000	Garda World Security Corp.* 7.250%, 11/15/21	1,864,598
2,315,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	2,390,237
3,733,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,066,637
2,869,000	Manitowoc Company, Inc.^ 8.500%, 11/01/20	3,243,763
1,172,000	Meritor, Inc. 6.750%, 06/15/21	1,225,473
2,459,000	Navistar International Corp.µ 8.250%, 11/01/21	2,540,454
1,479,000	Nortek, Inc.µ 8.500%, 04/15/21	1,637,993
5,368,000	Rexel, SA^µ* 6.125%, 12/15/19	5,619,625

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Terex Corp.µ
3,983,000	6.000%, 05/15/21	$4,139,831
361,000	6.500%, 04/01/20	388,526
1,660,000	Titan International, Inc.µ* 6.875%, 10/01/20	1,755,450
	TransDigm, Inc.
1,926,000	5.500%, 10/15/20^	1,912,759
1,143,000	7.750%, 12/15/18µ	1,224,439
1,639,000	Triumph Group, Inc.µ 4.875%, 04/01/21	1,602,123
1,885,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	1,980,428
	United Rentals North America, Inc.µ
4,508,000	7.625%, 04/15/22	5,085,587
4,426,000	6.125%, 06/15/23	4,591,975

		70,449,149

	Information Technology (6.0%)
795,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	820,837
2,623,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	2,718,084
	Amkor Technology, Inc.µ
2,696,000	6.375%, 10/01/22^	2,768,455
770,000	6.625%, 06/01/21	805,613
4,663,000	Black Knight InfoServ, LLC 5.750%, 04/15/23	4,917,320
1,043,000	ConvaTec Finance International, SAµ* 8.250%, 01/15/19	1,077,549
1,639,000	Equinix, Inc.µ 5.375%, 04/01/23	1,612,366
5,327,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	6,022,839
3,278,000	J2 Global, Inc.µ 8.000%, 08/01/20	3,534,094
2,459,000	Magnachip Semiconductor, Inc.^ 6.625%, 07/15/21	2,525,086
6,893,000	Nuance Communications, Inc.^µ* 5.375%, 08/15/20	6,755,140
	NXP Semiconductors, NVµ*
1,639,000	5.750%, 02/15/21	1,700,462
656,000	5.750%, 03/15/23	658,460
5,303,000	Sanmina Corp.µ* 7.000%, 05/15/19	5,644,381
3,692,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	3,876,600
2,787,000	ViaSat, Inc.µ 6.875%, 06/15/20	2,943,769
4,508,000	Viasystems, Inc.µ* 7.875%, 05/01/19	4,826,377
1,475,000	WEX, Inc.µ* 4.750%, 02/01/23	1,357,000

		54,564,432

	Materials (3.6%)
1,176,000	Chemtura Corp.µ 5.750%, 07/15/21	1,203,930
6,147,000	FMG Resources^* 8.250%, 11/01/19	6,792,435
2,172,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	2,477,438
3,614,000	Greif, Inc.µ 7.750%, 08/01/19	4,110,925

PRINCIPAL AMOUNT		VALUE

1,803,000	INEOS Group Holdings, SA^* 6.125%, 08/15/18	$1,853,709
	New Gold, Inc.µ*
3,278,000	7.000%, 04/15/20	3,349,706
902,000	6.250%, 11/15/22	869,303
1,926,000	PH Glatfelter Companyµ 5.375%, 10/15/20	1,940,445
	Sealed Air Corp.µ*
1,684,000	6.500%, 12/01/20	1,817,668
926,000	5.250%, 04/01/23	916,161
4,672,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	4,794,640
2,295,000	United States Steel Corp.^µ 6.875%, 04/01/21	2,422,659

		32,549,019

	Telecommunication Services (2.7%)
3,791,000	Brightstar Corp.* 7.250%, 08/01/18	4,091,911
1,669,000	CenturyLink, Inc.µ 6.750%, 12/01/23	1,704,308
2,280,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,265,750
	Intelsat, SA*
4,590,000	7.750%, 06/01/21	4,937,119
328,000	8.125%, 06/01/23^	356,290
3,852,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	3,996,450
1,926,000	SBA Communications Corp.µ 5.625%, 10/01/19	1,991,002
	Sprint Corp.*
2,639,000	7.875%, 09/15/23µ	2,820,431
1,213,000	7.125%, 06/15/24	1,225,888
848,000	7.250%, 09/15/21^µ	914,780

		24,303,929

	Utilities (1.1%)
2,459,000	AES Corp.µ 7.375%, 07/01/21	2,726,416
4,065,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	4,420,688
	Calpine Corp.*
2,459,000	7.875%, 07/31/20^	2,695,679
354,000	7.500%, 02/15/21	387,851

		10,230,634

	TOTAL CORPORATE BONDS (Cost $470,212,040)	489,475,631

CONVERTIBLE BONDS (49.3%)
	Consumer Discretionary (9.0%)
	Iconix Brand Group, Inc.
5,600,000	1.500%, 03/15/18*	7,343,756
2,000,000	2.500%, 06/01/16µ	2,618,260
	Jarden Corp.µ
6,000,000	1.500%, 06/15/19*	7,293,930
5,198,000	1.875%, 09/15/18^	7,283,983
2,350,000	KB Home^ 1.375%, 02/01/19	2,448,888
16,850,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ*§ 0.750%, 03/30/43	20,451,519
5,050,000	Liberty Media Corp.* 1.375%, 10/15/23	4,698,495

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,500,000	MGM Resorts International^µ 4.250%, 04/15/15	$14,781,532
6,027,000	Priceline.com, Inc.^µ 1.000%, 03/15/18	8,303,097
4,800,000	Standard Pacific Corp.^µ 1.250%, 08/01/32	6,234,264

		81,457,724

	Energy (1.2%)
8,500,000	Chesapeake Energy Corp.^µ 2.250%, 12/15/38	7,927,227
3,300,000	Energy XXI Bermuda, Ltd.µ* 3.000%, 12/15/18	3,153,266

		11,080,493

	Financials (4.9%)
	Ares Capital Corp.µ
7,300,000	4.750%, 01/15/18	7,830,929
4,027,000	5.750%, 02/01/16^	4,363,416
2,850,000	Health Care REIT, Inc.µ 3.000%, 12/01/29	3,317,756
3,500,000	IAS Operating Partnership, LPµ* 5.000%, 03/15/18	3,336,498
1,215,000	Jefferies Group, Inc.µ 3.875%, 11/01/29	1,291,490
	MGIC Investment Corp.
5,400,000	5.000%, 05/01/17µ	6,193,179
4,400,000	2.000%, 04/01/20	6,156,238
3,047,000	Portfolio Recovery Associates, Inc.µ* 3.000%, 08/01/20	3,299,764
4,800,000	ProLogis, LP^ 3.250%, 03/15/15	5,499,048
2,900,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	3,323,864

		44,612,182

	Health Care (10.9%)
	BioMarin Pharmaceutical, Inc.
3,742,000	0.750%, 10/15/18	4,010,114
3,536,000	1.500%, 10/15/20^µ	3,838,841
12,250,000	Cubist Pharmaceuticals, Inc.^µ* 1.875%, 09/01/20	14,520,415
3,050,000	Emergent Biosolutions, Inc.* 2.875%, 01/15/21	3,194,875
2,277,000	Fluidigm Corp. 2.750%, 02/01/34	2,516,085
4,100,000	Gilead Sciences, Inc. 1.625%, 05/01/16	14,522,651
4,800,000	Hologic, Inc.µ‡ 2.000%, 12/15/37	5,494,656
2,644,000	Illumina, Inc.µ* 0.250%, 03/15/16	4,867,551
1,435,000	Incyte Corp, Ltd.µ* 1.250%, 11/15/20	2,089,059
1,800,000	Medicines Company 1.375%, 06/01/17	2,505,060
5,689,000	Medidata Solutions, Inc.^* 1.000%, 08/01/18	7,498,500
5,745,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	6,219,192
5,450,000	Salix Pharmaceuticals, Ltd.µ 1.500%, 03/15/19	8,753,490
2,850,000	Vivus, Inc.* 4.500%, 05/01/20	2,235,469

PRINCIPAL AMOUNT		VALUE

12,700,000	WellPoint, Inc.µ 2.750%, 10/15/42	$16,511,778

		98,777,736

	Industrials (3.2%)
4,237,000	Air Lease Corp.^ 3.875%, 12/01/18	5,829,561
3,650,000	Alliant Techsystems, Inc.^µ 3.000%, 08/15/24	6,856,890
1,550,000	Greenbrier Companies, Inc.^ 3.500%, 04/01/18	1,977,351
10,500,000	Trinity Industries, Inc.^µ 3.875%, 06/01/36	14,352,817

		29,016,619

	Information Technology (17.5%)
3,300,000	Cardtronics, Inc.* 1.000%, 12/01/20	3,124,605
6,400,000	Concur Technologies, Inc.^µ* 0.500%, 06/15/18	8,248,992
3,450,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	4,355,901
759,000	Electronic Arts, Inc.^ 0.750%, 07/15/16	844,376
4,400,000	Finisar Corp.^* 0.500%, 12/15/33	4,699,332
6,200,000	InvenSense, Inc.* 1.750%, 11/01/18	7,061,273
1,343,000	Ixiaµ 3.000%, 12/15/15	1,422,613
8,600,000	JDS Uniphase Corp.^* 0.625%, 08/15/33	8,814,183
11,944,000	Linear Technology Corp.^µ 3.000%, 05/01/27	13,136,967
14,250,000	Mentor Graphics Corp. 4.000%, 04/01/31	17,300,782
9,800,000	Micron Technology, Inc.^µ 1.875%, 06/01/14	15,804,705
6,400,000	Netsuite, Inc.^* 0.250%, 06/01/18	7,179,488
3,300,000	NVIDIA Corp.µ* 1.000%, 12/01/18	3,360,159
3,600,000	Salesforce.com, Inc.^µ* 0.250%, 04/01/18	4,155,732
25,000,000	SanDisk Corp.^µ* 0.500%, 10/15/20	24,928,750
9,300,000	ServiceNow, Inc.* 0.000%, 11/01/18	10,078,084
6,200,000	SINA Corp.* 1.000%, 12/01/18	5,760,420
1,531,000	SunEdison, Inc.* 2.000%, 10/01/18	1,822,479
6,700,000	Take-Two Interactive Software, Inc.^µ 1.000%, 07/01/18	7,537,802
	Workday, Inc.µ*
3,450,000	1.500%, 07/15/20	4,407,841
3,450,000	0.750%, 07/15/18	4,292,939

		158,337,423

	Materials (2.6%)
7,700,000	Cemex SAB de CV 4.875%, 03/15/15	9,312,457
5,200,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	5,796,486

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	RTI International Metals, Inc.
2,800,000	1.625%, 10/15/19	$2,845,836
2,600,000	3.000%, 12/01/15	2,821,897
2,600,000	Steel Dynamics, Inc.µ 5.125%, 06/15/14	2,755,675

		23,532,351

	TOTAL CONVERTIBLE BONDS (Cost $396,174,507)	446,814,528

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
1,188,000	United States Treasury Note 0.125%, 12/31/14 (Cost $1,188,000)	1,188,046

SYNTHETIC CONVERTIBLE SECURITIES (14.3%)¤
Corporate Bonds (12.2%)
	Consumer Discretionary (2.2%)
309,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	299,730
63,000	Brunswick Corp.µ* 4.625%, 05/15/21	59,811
52,000	Claire’s Stores, Inc.^* 7.750%, 06/01/20	45,240
195,000	Cogeco Cable, Inc.µ* 4.875%, 05/01/20	191,100
1,103,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	1,207,785
971,000	Dana Holding Corp.µ 6.750%, 02/15/21	1,050,501
	DISH DBS Corp.µ
1,220,000	5.125%, 05/01/20	1,222,287
985,000	7.875%, 09/01/19^	1,125,362
722,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	745,465
511,000	Golden Nugget Escrow, Inc.µ* 8.500%, 12/01/21	522,498
239,000	Goodyear Tire & Rubber Companyµ 8.250%, 08/15/20	266,037
428,000	Hasbro, Inc.^µ 6.600%, 07/15/28	470,635
	Icahn Enterprises, LP*
696,000	5.875%, 02/01/22	691,650
426,000	6.000%, 08/01/20	437,715
98,000	4.875%, 03/15/19	97,878
902,000	Jaguar Land Rover Automotive, PLC^* 8.125%, 05/15/21	1,027,152
	L Brands, Inc.µ
541,000	7.600%, 07/15/37	547,763
123,000	6.950%, 03/01/33	121,770
121,000	Lear Corp.µ* 4.750%, 01/15/23	115,555
254,000	Liberty Interactive, LLC^µ 8.250%, 02/01/30	270,351
	Meritage Homes Corp.µ
613,000	7.150%, 04/15/20	669,703
344,000	7.000%, 04/01/22	368,940
337,000	NCL Corp. Ltd- Class C 5.000%, 02/15/18	350,059

PRINCIPAL AMOUNT		VALUE

	Neiman Marcus Group LTD, LLC*
111,000	8.750%, 10/15/21	$116,828
88,000	8.000%, 10/15/21µ	92,345
510,000	Netflix, Inc.^µ 5.375%, 02/01/21	518,288
1,028,000	Outerwall, Inc.µ 6.000%, 03/15/19	1,060,125
193,000	Quiksilver, Inc. / QS Wholesale, Inc.µ* 7.875%, 08/01/18	210,249
697,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	745,354
	Ryland Group, Inc.µ
992,000	6.625%, 05/01/20^	1,065,780
269,000	5.375%, 10/01/22	259,417
	Sally Holdings, LLC / Sally Capital, Inc.µ
337,000	5.750%, 06/01/22	343,108
173,000	5.500%, 11/01/23	171,054
	Service Corp. Internationalµ
631,000	7.500%, 04/01/27^	671,226
438,000	5.375%, 01/15/22*	444,844
527,000	Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	522,718
541,000	Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	528,489
	Toll Brothers Finance Corp.
595,000	5.625%, 01/15/24^	599,834
207,000	4.000%, 12/31/18µ	210,493
686,000	Viking Cruises, Ltd.µ* 8.500%, 10/15/22	781,182

		20,246,321

	Consumer Staples (0.6%)
175,000	Alphabet Holding Company, Inc.* 7.750%, 11/01/17	181,344
659,000	Fidelity & Guaranty Life Holdings, Inc.µ* 6.375%, 04/01/21	688,655
896,000	JBS USA, LLCµ* 7.250%, 06/01/21	938,560
974,000	Land O’ Lakes, Inc.^µ* 6.000%, 11/15/22	1,009,307
	Post Holdings, Inc.µ
1,363,000	7.375%, 02/15/22	1,451,595
78,000	7.375%, 02/15/22*	83,119
568,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	601,015
289,000	Wells Enterprises, Inc.µ* 6.750%, 02/01/20	297,309

		5,250,904

	Energy (2.6%)
603,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	645,964
451,000	Berry Petroleum Company 6.375%, 09/15/22	459,456
451,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	472,422
310,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.^ 7.875%, 04/15/22	331,119
607,000	Bristow Group, Inc.^µ 6.250%, 10/15/22	643,799

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

406,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	$422,494
	Calumet Specialty Products Partners, LP
415,000	7.625%, 01/15/22	439,122
307,000	9.375%, 05/01/19µ	340,770
271,000	9.625%, 08/01/20µ	308,093
	Carrizo Oil & Gas, Inc.µ
797,000	7.500%, 09/15/20	872,715
589,000	8.625%, 10/15/18	637,592
299,000	Chesapeake Oilfield Operating, LLCµ 6.625%, 11/15/19	315,632
1,082,000	Cimarex Energy Company^µ 5.875%, 05/01/22	1,159,769
1,263,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	1,352,989
523,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	523,654
379,000	EPL OIl & Gas, Inc.µ 8.250%, 02/15/18	408,846
106,000	Forum Energy Technologies, Inc.µ* 6.250%, 10/01/21	111,698
992,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	1,003,160
1,151,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	1,243,080
541,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	567,374
992,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	1,093,060
	Linn Energy, LLCµ
902,000	8.625%, 04/15/20	980,925
361,000	7.000%, 11/01/19*	367,092
271,000	7.750%, 02/01/21	287,429
180,000	6.500%, 05/15/19	185,175
235,000	Midstates Petroleum Company, Inc. / Midstates Petroleum Company, LLC^ 10.750%, 10/01/20	255,856
	Oasis Petroleum, Inc.µ
756,000	6.500%, 11/01/21	808,447
226,000	6.875%, 01/15/23	243,233
410,000	Pacific Drilling, SAµ* 5.375%, 06/01/20	410,769
496,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	532,580
257,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	271,938
902,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	992,764
451,000	SESI, LLCµ 7.125%, 12/15/21	500,046
325,000	SM Energy Companyµ 6.500%, 11/15/21	346,734
613,000	Swift Energy Companyµ 8.875%, 01/15/20	651,696
649,000	Trinidad Drilling, Ltd.^* 7.875%, 01/15/19	696,458
1,678,000	W&T Offshore, Inc.^ 8.500%, 06/15/19	1,795,460
502,000	Western Refining, Inc.µ 6.250%, 04/01/21	512,040

		23,191,450

PRINCIPAL AMOUNT		VALUE

	Financials (0.6%)
433,000	AON Corp.µ 8.205%, 01/01/27	$529,381
235,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	243,813
357,000	iStar Financial, Inc.µ 4.875%, 07/01/18	360,124
767,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	805,829
523,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.µ* 8.250%, 10/15/18	542,939
413,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	390,027
992,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	1,046,560
	Nuveen Investments, Inc.^*
532,000	9.500%, 10/15/20	548,958
532,000	9.125%, 10/15/17	545,300

		5,012,931

	Health Care (1.3%)
582,000	Alere, Inc.µ 6.500%, 06/15/20	602,006
	Community Health Systems, Inc.
1,570,000	7.125%, 07/15/20µ	1,678,919
216,000	6.875%, 02/01/22^*	222,075
	Endo Health Solutions, Inc.
1,353,000	7.000%, 12/15/20	1,446,864
180,000	7.000%, 07/15/19	192,488
	HCA Holdings, Inc.µ
1,443,000	5.875%, 05/01/23	1,470,958
350,000	6.250%, 02/15/21	372,969
541,000	HCA, Inc.^ 7.750%, 05/15/21	593,071
1,038,000	Hologic, Inc.µ 6.250%, 08/01/20	1,086,656
278,000	Salix Pharmaceuticals, Ltd.µ* 6.000%, 01/15/21	290,684
992,000	Teleflex, Inc.^µ 6.875%, 06/01/19	1,045,940
1,110,000	Tenet Healthcare Corp.^ 6.750%, 02/01/20	1,160,644
	Valeant Pharmaceuticals International, Inc.µ*
1,119,000	7.000%, 10/01/20	1,209,919
173,000	7.500%, 07/15/21	193,111
171,000	VPII Escrow Corp.* 6.750%, 08/15/18	187,886

		11,754,190

	Industrials (2.0%)
848,000	ACCO Brands Corp.µ 6.750%, 04/30/20	843,760
1,443,000	Belden, Inc.^µ* 5.500%, 09/01/22	1,416,846
2,575,000	Clean Harbors, Inc.µ 5.125%, 06/01/21	2,581,438
1,119,000	Deluxe Corp.µ 6.000%, 11/15/20	1,158,864
520,000	Digitalglobe, Inc.µ 5.250%, 02/01/21	512,525
986,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	1,041,462

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

493,000	Edgen Murray Corp.* 8.750%, 11/01/20	$570,647
398,000	Garda World Security Corp.* 7.250%, 11/15/21	410,686
510,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	526,575
822,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	895,466
631,000	Manitowoc Company, Inc.^ 8.500%, 11/01/20	713,424
258,000	Meritor, Inc. 6.750%, 06/15/21	269,771
541,000	Navistar International Corp.µ 8.250%, 11/01/21	558,921
325,000	Nortek, Inc.µ 8.500%, 04/15/21	359,938
1,182,000	Rexel, SA^µ* 6.125%, 12/15/19	1,237,406
	Terex Corp.µ
877,000	6.000%, 05/15/21	911,532
79,000	6.500%, 04/01/20	85,024
365,000	Titan International, Inc.µ* 6.875%, 10/01/20	385,988
	TransDigm, Inc.
424,000	5.500%, 10/15/20^	421,085
252,000	7.750%, 12/15/18µ	269,955
361,000	Triumph Group, Inc.µ 4.875%, 04/01/21	352,878
415,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	436,009
	United Rentals North America, Inc.µ
992,000	7.625%, 04/15/22	1,119,100
974,000	6.125%, 06/15/23	1,010,525

		18,089,825

	Information Technology (1.3%)
175,000	ACI Worldwide, Inc.µ* 6.375%, 08/15/20	180,688
577,000	Activision Blizzard, Inc.µ* 5.625%, 09/15/21	597,916
	Amkor Technology, Inc.µ
594,000	6.375%, 10/01/22^	609,964
169,000	6.625%, 06/01/21	176,816
1,027,000	Black Knight InfoServ, LLC 5.750%, 04/15/23	1,083,013
229,000	ConvaTec Finance International, SAµ* 8.250%, 01/15/19	236,586
361,000	Equinix, Inc.µ 5.375%, 04/01/23	355,134
1,173,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	1,326,223
722,000	J2 Global, Inc.µ 8.000%, 08/01/20	778,406
541,000	Magnachip Semiconductor, Inc.^ 6.625%, 07/15/21	555,539
1,517,000	Nuance Communications, Inc.^µ* 5.375%, 08/15/20	1,486,660
	NXP Semiconductors, NVµ*
361,000	5.750%, 02/15/21	374,537
144,000	5.750%, 03/15/23	144,540
1,167,000	Sanmina Corp.µ* 7.000%, 05/15/19	1,242,126
813,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	853,650

PRINCIPAL AMOUNT		VALUE

613,000	ViaSat, Inc.µ 6.875%, 06/15/20	$647,481
992,000	Viasystems, Inc.µ* 7.875%, 05/01/19	1,062,060
325,000	WEX, Inc.µ* 4.750%, 02/01/23	299,000

		12,010,339

	Materials (0.8%)
259,000	Chemtura Corp.µ 5.750%, 07/15/21	265,151
1,353,000	FMG Resources^* 8.250%, 11/01/19	1,495,065
478,000	FQM (Akubra), Inc.µ* 8.750%, 06/01/20	545,219
796,000	Greif, Inc.µ 7.750%, 08/01/19	905,450
397,000	INEOS Group Holdings, SA^* 6.125%, 08/15/18	408,166
	New Gold, Inc.µ*
722,000	7.000%, 04/15/20	737,794
198,000	6.250%, 11/15/22	190,822
424,000	PH Glatfelter Companyµ 5.375%, 10/15/20	427,180
	Sealed Air Corp.µ*
371,000	6.500%, 12/01/20	400,448
204,000	5.250%, 04/01/23	201,832
1,028,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	1,054,985
505,000	United States Steel Corp.^µ 6.875%, 04/01/21	533,091

		7,165,203

	Telecommunication Services (0.6%)
834,000	Brightstar Corp.* 7.250%, 08/01/18	900,199
367,000	CenturyLink, Inc.µ 6.750%, 12/01/23	374,764
502,000	Frontier Communications Corp.µ 7.625%, 04/15/24	498,862
	Intelsat, SA*
1,010,000	7.750%, 06/01/21	1,086,381
72,000	8.125%, 06/01/23^	78,210
848,000	MetroPCS Wireless, Inc.* 6.625%, 04/01/23	879,800
424,000	SBA Communications Corp.µ 5.625%, 10/01/19	438,310
	Sprint Corp.*
581,000	7.875%, 09/15/23µ	620,944
267,000	7.125%, 06/15/24	269,837
187,000	7.250%, 09/15/21^µ	201,726

		5,349,033

	Utilities (0.2%)
541,000	AES Corp.µ 7.375%, 07/01/21	599,834
895,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	973,312
	Calpine Corp.*
541,000	7.875%, 07/31/20^	593,071
78,000	7.500%, 02/15/21	85,459

		2,251,676

	TOTAL CORPORATE BONDS	110,321,872

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
262,000	United States Treasury Note~ 0.125%, 12/31/14	$262,010

NUMBER OF CONTRACTS		VALUE
Purchased Options (2.1%) #
	Consumer Discretionary (0.2%)
1,775	Lennar Corp. Call, 01/17/15, Strike $37.00	1,229,188
515	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $82.50	533,025

		1,762,213

	Energy (0.1%)
736	Continental Resources, Inc. Call, 01/17/15, Strike $105.00	1,335,840

	Health Care (1.3%)
560	Celgene Corp. Call, 01/17/15, Strike $135.00	1,778,000
3,825	Gilead Sciences, Inc. Call, 01/17/15, Strike $72.50	6,129,562
3,760	Mylan, Inc. Call, 01/17/15, Strike $45.00	2,209,000
190	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,333,800

		11,450,362

	Information Technology (0.5%)
200	Apple, Inc. Call, 01/17/15, Strike $500.00	862,500
180	Google, Inc. Call, 01/17/15, Strike $1,020.00	3,731,400

		4,593,900

	TOTAL PURCHASED OPTIONS	19,142,315

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $121,591,153)	129,726,197

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (17.5%)
	Consumer Staples (0.6%)
54,000	Bunge, Ltd.µ 4.875%	5,575,500

	Energy (3.0%)
	Chesapeake Energy Corp.µ*
19,133	5.750%^	21,751,830
4,744	5.750%	5,464,495

		27,216,325

	Financials (4.7%)
350,000	Affiliated Managers Group, Inc.^µ 5.150%	21,196,875
539,000	MetLife, Inc.µ 5.000%	15,711,850

NUMBER OF SHARES		VALUE

103,333	Weyerhaeuser Company^ 6.375%	$5,538,649

		42,447,374

	Industrials (5.8%)
58,200	Genesee & Wyoming, Inc.^ 5.000%	7,126,590
	Stanley Black & Decker, Inc.^
91,966	4.750%µ	11,048,795
33,500	6.250%	3,408,625
480,000	United Technologies Corp.^µ 7.500%	30,926,400

		52,510,410

	Telecommunication Services (2.0%)
93,000	Crown Castle International Corp. 4.500%	9,122,370
161,000	Intelsat, SAµ 5.750%	8,456,525

		17,578,895

	Utilities (1.4%)
	NextEra Energy, Inc.
185,000	5.799%^	9,805,000
46,000	5.599%µ	2,822,100

		12,627,100

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $ 141,069,040)	157,955,604

COMMON STOCK (0.1%)
	Financials (0.1%)
13,850	American International Group, Inc.µ (Cost $ 623,250)	664,246

SHORT TERM INVESTMENT (2.3%)
20,914,444	Fidelity Prime Money Market Fund - Institutional Class (Cost $ 20,914,444)	20,914,444

TOTAL INVESTMENTS (137.6%) (Cost $1,151,772,434)		1,246,738,696

LIABILITIES, LESS OTHER ASSETS (-37.6%)		(340,928,107)

NET ASSETS (100.0%)		$905,810,589

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $735,902,628. $159,813,816 of the collateral has been re-registered by the counterparty, BNP (see Note 3 - Borrowings).

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (UNAUDITED)

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2014.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps. The aggregate value of such securities is $1,450,057.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.430% quarterly	3 month LIBOR	04/14/14	$80,000,000	$(442,326)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	55,000,000	(502,741)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	40,000,000	(414,675)

					$(1,359,742)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

Cost basis of investments	$1,173,820,375

Gross unrealized appreciation	97,298,420
Gross unrealized depreciation	(24,380,099)

Net unrealized appreciation (depreciation)	$72,918,321

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200.0 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2014, the average borrowings under the Agreements were $350.0 million. For the period ended January 31, 2014, the average interest rate was 0.54%. As of January 31, 2014, the amount of total outstanding borrowings was $350.0 million, which approximates fair value. The interest rate applicable to the borrowings on January 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2014, the Fund used approximately $116.4 million of its cash collateral to offset the SSB Agreement, representing 9.3% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.22%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$489,475,631	$—	$489,475,631
Convertible Bonds	—	446,814,528	—	446,814,528
U.S. Government and Agency Securities	—	1,188,046	—	1,188,046
Synthetic Convertible Securities (Corporate Bonds)	—	110,321,872	—	110,321,872
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	262,010	—	262,010
Synthetic Convertible Securities (Purchased Options)	19,142,315	—	—	19,142,315
Convertible Preferred Stocks	101,144,804	56,810,800	—	157,955,604
Common Stock	664,246	—	—	664,246
Short Term Investment	20,914,444	—	—	20,914,444

Total	$141,865,809	$1,104,872,887	$—	$1,246,738,696

Liabilities:
Interest Rate Swaps	$—	$1,359,742	$—	$1,359,742

Total	$—	$1,359,742	$—	$1,359,742

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2014